Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories
Finished goods	$ 47,468	$ 63,425
Work in process	96,955	169,166
Raw materials	72,692	138,086
Supplies	193	256
Inventories	$ 217,308	$ 370,933